Provision for allowance for credit loss on financial assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provision for allowance for credit loss [Line Items]
Allowance provided (reversed) for credit loss	₩ (980,692)	₩ (747,877)
Loans at amortized cost net category
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	(910,898)	(704,515)
Allowance provided (reversed) for credit loss	(910,898)	(704,515)
Others
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	(33,945)	(24,070)
Allowance provided (reversed) for credit loss	(33,945)	(24,070)
Securities at fair value through other comprehensive income
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	(5,787)	(12,066)
Allowance provided (reversed) for credit loss	(5,787)	(12,066)
Unused credit line and financial guarantee
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	(29,519)	(4,826)
Allowance provided (reversed) for credit loss	(29,519)	(4,826)
Securities at amortized cost
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	(543)	(2,400)
Allowance provided (reversed) for credit loss	₩ (543)	₩ (2,400)